Loans and Borrowings (Details) - Schedule of classification and maturity of the convertible notes - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Classification and Maturity of the Convertible Notes [Abstract]
Fair value through profit or loss
Amortized cost		$ 13,805,436
Total of profit or loss		13,805,436
Current		13,805,436
Non-current
Total long-term liabilities		$ 13,805,436